Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks	$ 8,171	$ 7,352
Interest-bearing demand deposits	11,437	33,418
Cash and cash equivalents	19,608	40,770
Available-for-sale securities, amortized cost of $252,761 and $251,683 at December 31, 2024 and 2023	240,631	242,760
Loans, net of allowance for credit losses of $4,026 and $3,918 at December 31, 2024 and 2023, respectively	486,945	479,318
Premises and equipment	23,599	14,984
Federal Home Loan Bank stock	4,026	3,979
Foreclosed assets held for sale, net	3,363	3,377
Core deposit intangible assets	122	260
Goodwill	682	682
Accrued interest receivable	4,322	4,098
Deferred federal income tax	4,011	2,409
Bank-owned life insurance	19,852	19,423
Other assets	9,495	7,389
Total Assets	816,656	819,449
Deposits
Demand	320,690	339,280
Savings	125,120	130,821
Time	167,684	151,358
Total deposits	613,494	621,459
Securities sold under repurchase agreements	30,494	26,781
Subordinated debentures	23,847	23,787
Advances Federal Home Loan Bank	75,000	75,000
Lease liability - finance lease	2,873	2,764
Interest payable and other liabilities	7,491	6,065
Total liabilities	753,199	755,856
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued
Common stock, $1 par value; authorized 10,000,000 shares; issued 2024 - 6,203,141 shares, 2023 - 6,063,851 shares; outstanding 2024 - 5,793,611 shares, 2023 - 5,702,685 shares	6,203	6,064
Additional paid-in capital	26,373	25,913
Retained earnings	46,307	44,018
Stock held by deferred compensation plan; 2024 - 172,667 shares, 2023 - 181,803 shares	(2,078)	(2,363)
Accumulated other comprehensive loss	(10,100)	(7,478)
Treasury stock, at cost 2024 - 236,863 shares, 2023 - 179,363 shares	(3,248)	(2,561)
Total stockholders' equity	63,457	63,593
Total liabilities and stockholders' equity	$ 816,656	$ 819,449